FHLB Stock (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank (FHLB) Stock, at Cost	$ 2,204,000	$ 2,931,900
Federal Home Loan Bank of Atlanta [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock, Membership Component, Percent of Total Assets	0.09%	0.09%
Federal Home Loan Bank Stock, Transaction Component, % of Outstanding Advances	4.30%
Federal Home Loan Bank (FHLB) Stock, at Cost		$ 2,900,000